SCHEDULE OF MATURITY OF LEASE LIABILITIES UNDER OPERATING LEASE (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Leases
2026	$ 699,132
2027	684,829
2028	695,161
2029	569,950
2030 and thereafter	1,848,334
Total lease payments	4,497,406
Less: imputed interest	547,981
Total	3,949,425
Less: current portion	571,939	$ 768,955
Non-current portion	$ 3,377,486	$ 1,093,079